PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and its related accumulated depreciation as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	US$	US$
Dams and reservoirs	343,851	339,123
Buildings	128,448	124,154
Machinery	156,685	153,837
Transportation equipment	1,840	1,865
Electronic equipment and others	4,187	4,244
Less: Accumulated depreciation	(55,237)	(74,852)
	579,774	548,371
Construction in progress, net	1,190	140
Total	580,964	548,511

Construction in progress, net of impairment charge, as of December 31, 2011 and 2012 is as follows:

	Jiulongshan	Liyuan	Binglangjiang	Wuyue	Wuliting	Yingchuan	Xineng	Hengda	Ruiyang	Zhougongyuan	Jinling	Dazhaihe	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2010	33	—	268	10,520	—	9	—	—	9	19	8	—	10,866
Addition to construction in progress	34	1,129	1,384	808	—	—	—	—	—	2,922	—	—	6,277
Transfer to property, plant and equipment	(55)	—	(1,658)	—	—	—	—	—	—	(2,942)	(8)	—	(4,663)
Impairment of construction in progress	—	—	—	(11,590)	—	—	—	—	—	—	—	—	(11,590)
Foreign currency translation adjustment	1	29	7	262	—	—	—	—	—	1	—	—	300
Balance as of December 31, 2011	13	1,158	1	—	—	9	—	—	9	—	—	—	1,190
Addition to construction in progress	—	1,350	—	—	1,316	—	278	11	1,091	1,429	—	48	5,523
Transfer from property, plant and equipment	—	—	—	—	—	—	610	—	—	—	—	13	623
Transfer to property, plant and equipment	—	(2,416)	(1)	—	(1,316)	—	(888)	(11)	(1,076)	(1,429)	—	(61)	(7,198)
Foreign currency translation adjustment	—	2	—	—	—	—	—	—	—	—	—	—	2
Balance as of December 31, 2012	13	94	—	—	—	9	—	—	24	—	—	—	140

Impairment of construction in progress represents the full write-off of the hydropower project development costs incurred by Wuyue, a 79% owned subsidiary of the Company. Wuyue holds the right to develop a hydropower project of 1,000 megawatts in the Henan Province, the PRC. The project made minimum progress after the acquisition of Wuyue by the Company in October 2009. During the year ended December 31, 2011, the Company decided to abandon the development of the hydropower project and fully impair the construction in progress.

Interest costs from continuing operations qualifying for capitalization in the years ended December 31, 2010, 2011 and 2012 were US$nil, US$10 and US$nil, respectively.

Depreciation expenses from continuing operations for the years ended December 31, 2010, 2011 and 2012 were US$14,645, US$20,763 and US$21,747, respectively. Accumulated depreciation as of December 31, 2011 and 2012 included foreign currency translation adjustment of US$2,164 and US$157, respectively. Depreciation expenses have been reported in the following accounts:

	For the Years ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	(14,419)	(20,466)	(21,402)
General and administrative expenses	(226)	(297)	(345)
Total	(14,645)	(20,763)	(21,747)